Schedule of Investments (unaudited)	iShares® S&P 100 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Boeing Co. (The)(a)	194,680	$39,192,978
General Dynamics Corp.	81,683	17,028,455
Lockheed Martin Corp.	86,251	30,654,468
Raytheon Technologies Corp.	527,469	45,393,982
		132,269,883
Air Freight & Logistics — 0.8%
FedEx Corp.	85,833	22,199,847
United Parcel Service Inc., Class B	256,961	55,077,021
		77,276,868
Automobiles — 3.8%
Ford Motor Co.	1,383,320	28,731,556
General Motors Co.(a)	511,642	29,997,571
Tesla Inc.(a)	286,665	302,941,839
		361,670,966
Banks — 4.4%
Bank of America Corp.	2,538,008	112,915,976
Citigroup Inc.	699,265	42,228,613
JPMorgan Chase & Co.	1,041,438	164,911,707
U.S. Bancorp.	475,511	26,709,453
Wells Fargo & Co.	1,405,113	67,417,322
		414,183,071
Beverages — 1.7%
Coca-Cola Co. (The)	1,369,952	81,114,858
PepsiCo Inc.	487,255	84,641,066
		165,755,924
Biotechnology — 1.8%
AbbVie Inc.	623,007	84,355,148
Amgen Inc.	198,491	44,654,520
Biogen Inc.(a)	51,751	12,416,100
Gilead Sciences Inc.	442,052	32,097,396
		173,523,164
Capital Markets — 1.7%
Bank of New York Mellon Corp. (The)	267,739	15,550,281
BlackRock Inc.(b)	50,231	45,989,495
Goldman Sachs Group Inc. (The)	119,631	45,764,839
Morgan Stanley	505,883	49,657,475
		156,962,090
Chemicals — 1.0%
Dow Inc.	260,027	14,748,732
DuPont de Nemours Inc.	182,580	14,748,812
Linde PLC	180,628	62,574,958
		92,072,502
Communications Equipment — 1.0%
Cisco Systems Inc.	1,486,299	94,186,768
Consumer Finance — 0.6%
American Express Co.	221,089	36,170,160
Capital One Financial Corp.	149,996	21,762,920
		57,933,080
Diversified Financial Services — 2.0%
Berkshire Hathaway Inc., Class B(a)	645,386	192,970,414
Diversified Telecommunication Services — 1.4%
AT&T Inc.	2,516,510	61,906,146
Verizon Communications Inc.	1,459,006	75,809,952
		137,716,098
Security	Shares	Value

Electric Utilities — 1.5%
Duke Energy Corp.	271,076	$28,435,872
Exelon Corp.	344,820	19,916,803
NextEra Energy Inc.	691,466	64,555,266
Southern Co. (The)	373,481	25,613,327
		138,521,268
Electrical Equipment — 0.2%
Emerson Electric Co.	210,969	19,613,788
Entertainment — 2.0%
Netflix Inc.(a)	156,102	94,042,089
Walt Disney Co. (The)(a)	640,362	99,185,670
		193,227,759
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	160,493	46,944,203
Simon Property Group Inc.	115,977	18,529,645
		65,473,848
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	155,698	88,389,755
Walgreens Boots Alliance Inc.	253,897	13,243,267
Walmart Inc.	500,869	72,470,736
		174,103,758
Food Products — 0.4%
Kraft Heinz Co. (The)	251,901	9,043,246
Mondelez International Inc., Class A	492,012	32,625,316
		41,668,562
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	623,148	87,701,850
Medtronic PLC.	474,270	49,063,231
		136,765,081
Health Care Providers & Services — 2.3%
CVS Health Corp.	465,188	47,988,794
UnitedHealth Group Inc.	331,912	166,666,292
		214,655,086
Hotels, Restaurants & Leisure — 1.6%
Booking Holdings Inc.(a)	14,479	34,738,451
McDonald’s Corp.	263,331	70,591,141
Starbucks Corp.	415,841	48,640,922
		153,970,514
Household Products — 1.7%
Colgate-Palmolive Co.	297,477	25,386,687
Procter & Gamble Co. (The)	852,792	139,499,715
		164,886,402
Industrial Conglomerates — 1.3%
3M Co.	203,538	36,154,455
General Electric Co	386,982	36,558,190
Honeywell International Inc.	242,732	50,612,049
		123,324,694
Insurance — 0.3%
American International Group Inc.	292,604	16,637,464
MetLife Inc.	251,964	15,745,230
		32,382,694
Interactive Media & Services — 9.2%
Alphabet Inc., Class A(a)	106,006	307,103,622
Alphabet Inc., Class C, NVS(a)	98,530	285,105,423
Meta Platforms Inc, Class A(a)	833,888	280,478,229
		872,687,274

Schedule of Investments (unaudited) (continued)	iShares® S&P 100 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail — 5.4%
Amazon.com Inc.(a)	153,701	$512,491,392
IT Services — 4.7%
Accenture PLC, Class A	222,794	92,359,252
International Business Machines Corp.	316,039	42,241,773
Mastercard Inc., Class A	305,722	109,852,029
PayPal Holdings Inc.(a)	414,043	78,080,229
Visa Inc., Class A	590,979	128,071,059
		450,604,342
Life Sciences Tools & Services — 1.8%
Danaher Corp.	224,120	73,737,721
Thermo Fisher Scientific Inc.	138,866	92,656,950
		166,394,671
Machinery — 0.4%
Caterpillar Inc.	190,625	39,409,812
Media — 1.2%
Charter Communications Inc., Class A(a)	43,594	28,421,980
Comcast Corp., Class A	1,605,438	80,801,695
		109,223,675
Multiline Retail — 0.4%
Target Corp.	171,987	39,804,671
Oil, Gas & Consumable Fuels — 2.2%
Chevron Corp.	679,499	79,739,208
ConocoPhillips	464,802	33,549,408
Exxon Mobil Corp.	1,491,923	91,290,768
		204,579,384
Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	782,207	48,770,606
Eli Lilly & Co.	279,798	77,285,804
Johnson & Johnson	927,740	158,708,482
Merck & Co. Inc.	890,145	68,220,713
Pfizer Inc.	1,977,988	116,800,191
		469,785,796
Road & Rail — 0.6%
Union Pacific Corp.	226,555	57,076,001
Semiconductors & Semiconductor Equipment — 5.9%
Broadcom Inc.	145,056	96,521,713
Intel Corp.	1,433,218	73,810,727
NVIDIA Corp.	881,009	259,113,557
QUALCOMM Inc.	394,689	72,176,777
Texas Instruments Inc.	325,459	61,339,258
		562,962,032
Security	Shares	Value

Software — 11.8%
Adobe Inc.(a)	167,674	$95,081,218
Microsoft Corp.	2,645,837	889,847,900
Oracle Corp.	568,381	49,568,507
salesforce.com Inc.(a)	345,002	87,675,358
		1,122,172,983
Specialty Retail — 2.3%
Home Depot Inc. (The)	371,912	154,347,199
Lowe’s Companies Inc.	244,018	63,073,773
		217,420,972
Technology Hardware, Storage & Peripherals — 10.2%
Apple Inc.	5,492,582	975,317,786
Textiles, Apparel & Luxury Goods — 0.8%
Nike Inc., Class B	450,300	75,051,501
Tobacco — 0.9%
Altria Group Inc.	647,328	30,676,874
Philip Morris International Inc.	548,626	52,119,470
		82,796,344
Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)	206,879	23,993,826

Total Common Stocks — 99.8%
(Cost: $6,494,129,917)		9,496,886,744

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	18,723,000	18,723,000

Total Short-Term Investments — 0.2%
(Cost: $18,723,000)		18,723,000

Total Investments in Securities — 100.0%
(Cost: $6,512,852,917)		9,515,609,744

Other Assets, Less Liabilities — 0.0%		3,375,191

Net Assets — 100.0%		$9,518,984,935

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® S&P 100 ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$8,872,450	$—		$(8,882,327	)(b)	$9,877	$—	$—	—	$10,377	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,763,000	13,960,000	(b)	—		—	—	18,723,000	18,723,000	821		—
BlackRock Inc.	33,490,149	7,554,112		(2,335,095)		1,120,173	6,160,156	45,989,495	50,231	572,112		—
						$1,130,050	$6,160,156	$64,712,495		$583,310		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	92	03/18/22	$21,889	$462,140

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares ® S&P 100 ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,496,886,744	$—	$—	$9,496,886,744
Money Market Funds	18,723,000	—	—	18,723,000
	$9,515,609,744	$—	$—	$9,515,609,744
Derivative financial instruments(a)
Assets
Futures Contracts	$462,140	$—	$—	$462,140

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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